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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_] Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Phoenix Variable Advisors, Inc.
Address:  One American Row, Hartford, CT 06102-5056

Form 13F File Number:  028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John H. Beers
Title:  Vice President and Secretary
Phone:  (860) 403-5050

Signature, Place and Date of Signing:

 /s/ John H. Beers                   Hartford, CT         August 9, 2010
 -------------------------------     -------------------  -------------------
     (Signature)                     (City, State)            (Date)

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER:  MANAGER:
---------------------  ----------------------------------------------
028-11020              Aberdeen Asset Management, Inc.

028-01420              Duff & Phelps Investment Management Co.

028-12511              Goodwin Capital Advisers, Inc.

028-11866              Morgan Stanley Investment Inc. dba Van Kampen

028-00595              Neuberger Berman Management, Inc.

028-00085              Virtus Investment Advisers, Inc.

028-05046              Westwood Management Corp.

                                   Form 13F Summary Page

                                      Report Summary:

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $57,092,348.14

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Compliance 13F Report for 06/30/2010

                               TITLE                MARKET               SH/ PUT/ INVESTMENT
ISSUER                        OF CLASS   CUSIP      VALUE      PRINCIPAL PRN CALL DESCRETION MANAGERS SOLE(A) SHARED(B) NONE(C)
------                        -------- --------- ------------- --------- --- ---- ---------- -------- ------- --------- -------
ISHARES BARCLAYS TIPS BOND    COMMON   464287176  7,565,379.24   70,764  SH         70,764      1      70,764
ISHARES S&P GLOBAL INFRASTR   COMMON   464288372  3,034,161.00  103,732  SH        103,732      1     103,732
ISHARES S&P DLVP EX-US PRPTY  COMMON   464288422  1,786,562.40   66,120  SH         66,120      1      66,120
SPDR S&P INTL SMALL CAP       COMMON   78463X871  5,052,474.00  213,545  SH        213,545      1     213,545
VANGUARD LONG-TERM BOND ETF   COMMON   921937793  2,635,330.30   31,870  SH         31,870      1      31,870
VANGUARD INTERMEDIATE-TERM B  COMMON   921937819  8,083,494.90   96,577  SH         96,577      1      96,577
VANGUARD SHORT-TERM BOND ETF  COMMON   921937827  8,622,450.00  106,450  SH        106,450      1     106,450
VANGUARD EMERGING MARKET ETF  COMMON   922042858  1,862,269.80   49,020  SH         49,020      1      49,020
VANGUARD SMALL-CAP VALUE ETF  COMMON   922908611  7,496,412.00  139,080  SH        139,080      1     139,080
VANGUARD LARGE-CAP ETF        COMMON   922908637  2,750,098.50   58,650  SH         58,650      1      58,650
VANGUARD VALUE ETF            COMMON   922908744  8,203,716.00  183,775  SH        183,775      1     183,776
                                                 57,092,348.14